Expected Credit Losses on Financial Assets and Reconciliation of carrying amount (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	R$ 127,745,263
Financial assets at end of period	177,681,987	R$ 127,745,263
Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	56,939,843	31,105,277
Acquisition / (Settlements)	21,715,936	26,320,585
Stage 1 to Stage 2	(1,186,760)	(727,100)
Stage 1 to Stage 3	(12,373)	(3,499)
Stage 2 to Stage 1	502,822	244,580
Stage 3 To Stage 1	5	0
Financial assets at end of period	77,959,473	56,939,843
Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	746,402	361,431
Acquisition / (Settlements)	(94,996)	(97,549)
Stage 1 to Stage 2	1,186,760	727,100
Stage 2 to Stage 1	(502,823)	(244,580)
Stage 2 to Stage 3	(6,642)	0
Stage 3 to Stage 2	8	0
Financial assets at end of period	1,328,709	746,402
Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	3,499	0
Acquisition / (Settlements)	(3,182)	0
Stage 1 to Stage 2		3,499
Stage 1 to Stage 3	12,373
Stage 2 to Stage 1		0
Stage 2 to Stage 3	6,642	0
Stage 3 To Stage 1	(5)
Stage 3 to Stage 2	(8)	0
Financial assets at end of period	19,319	3,499
Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	57,689,744	31,466,708
Derecognition	0	0
Acquisition / (Settlements)	21,617,757	26,223,036
Financial assets at end of period	79,307,501	57,689,744
Financial assets at fair value through other comprehensive income | Securities | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	32,339,904	19,047,899
Acquisition / (Settlements)	2,810,695	13,292,005
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 To Stage 1	0	0
Financial assets at end of period	35,150,599	32,339,904
Financial assets at fair value through other comprehensive income | Securities | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	32,339,904	19,047,899
Derecognition	0	0
Acquisition / (Settlements)	2,810,695	13,292,005
Financial assets at end of period	35,150,599	32,339,904
Evaluated at amortized cost | Securities | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	2,241,304	1,829,791
Acquisition / (Settlements)	7,033,723	411,513
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 To Stage 1	0	0
Financial assets at end of period	9,275,027	2,241,304
Evaluated at amortized cost | Securities | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	2,241,304	1,829,791
Derecognition	0	0
Acquisition / (Settlements)	7,033,723	411,513
Financial assets at end of period	9,275,027	2,241,304
Evaluated at amortized cost | Securities purchased under agreements to resell | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	8,897,100	6,627,779
Acquisition / (Settlements)	(1,290,599)	2,269,321
Stage 1 to Stage 2	0	0
Stage 1 to Stage 3	0	0
Stage 2 to Stage 1	0	0
Stage 3 To Stage 1	0	0
Financial assets at end of period	7,606,501	8,897,100
Evaluated at amortized cost | Securities purchased under agreements to resell | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	8,897,100	6,627,779
Derecognition	0	0
Acquisition / (Settlements)	(1,290,599)	2,269,321
Financial assets at end of period	7,606,501	8,897,100
Evaluated at amortized cost | Loans and credit card operations | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	12,153,549	3,599,808
Acquisition / (Settlements)	9,522,224	9,013,279
Stage 1 to Stage 2	(945,055)	(667,692)
Stage 1 to Stage 3	(12,373)	(3,494)
Stage 2 to Stage 1	449,698	211,648
Stage 3 To Stage 1	5	0
Financial assets at end of period	21,168,048	12,153,549
Evaluated at amortized cost | Loans and credit card operations | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	686,994	325,621
Acquisition / (Settlements)	(102,544)	(94,671)
Stage 1 to Stage 2	945,055	667,692
Stage 2 to Stage 1	(449,698)	(211,648)
Stage 2 to Stage 3	(6,642)	0
Stage 3 to Stage 2	5	0
Financial assets at end of period	1,073,170	686,994
Evaluated at amortized cost | Loans and credit card operations | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	3,494	0
Acquisition / (Settlements)	(3,180)	0
Stage 1 to Stage 2		3,494
Stage 1 to Stage 3	12,373
Stage 2 to Stage 1		0
Stage 2 to Stage 3	6,642	0
Stage 3 To Stage 1	(5)
Stage 3 to Stage 2	(5)	0
Financial assets at end of period	19,319	3,494
Evaluated at amortized cost | Loans and credit card operations | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	12,844,037	3,925,429
Derecognition	0	0
Acquisition / (Settlements)	9,416,500	8,918,608
Financial assets at end of period	22,260,537	12,844,037
On-balance exposures | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	55,631,857	31,105,277
Acquisition / (Settlements)	18,076,043	24,986,118
Stage 1 to Stage 2	(945,055)	(667,692)
Stage 1 to Stage 3	(12,373)	(3,494)
Stage 2 to Stage 1	449,698	211,648
Stage 3 To Stage 1	5	0
Financial assets at end of period	73,200,175	55,631,857
On-balance exposures | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	686,994	325,621
Acquisition / (Settlements)	(102,544)	(94,671)
Stage 1 to Stage 2	945,055	667,692
Stage 2 to Stage 1	(449,698)	(211,648)
Stage 2 to Stage 3	(6,642)	0
Stage 3 to Stage 2	5	0
Financial assets at end of period	1,073,170	686,994
On-balance exposures | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	3,494	0
Acquisition / (Settlements)	(3,180)	0
Stage 1 to Stage 2		3,494
Stage 1 to Stage 3	12,373
Stage 2 to Stage 1		0
Stage 2 to Stage 3	6,642	0
Stage 3 To Stage 1	(5)
Stage 3 to Stage 2	(5)	0
Financial assets at end of period	19,319	3,494
On-balance exposures | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	56,322,345	31,430,898
Derecognition	0	0
Acquisition / (Settlements)	17,970,319	24,891,447
Financial assets at end of period	74,292,664	56,322,345
Off-balance exposures | Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	1,307,986	0
Acquisition / (Settlements)	3,639,893	1,334,467
Stage 1 to Stage 2	(241,705)	(59,408)
Stage 1 to Stage 3	0	(5)
Stage 2 to Stage 1	53,124	32,932
Stage 2 to Stage 3		0
Stage 3 To Stage 1	0
Financial assets at end of period	4,759,298	1,307,986
Off-balance exposures | Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	59,408	35,810
Acquisition / (Settlements)	7,548	(2,878)
Stage 1 to Stage 2	241,705	59,408
Stage 2 to Stage 1	(53,125)	(32,932)
Stage 2 to Stage 3	0	0
Stage 3 to Stage 2	3	0
Financial assets at end of period	255,539	59,408
Off-balance exposures | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	5	0
Acquisition / (Settlements)	(2)	0
Stage 1 to Stage 2		5
Stage 1 to Stage 3	0
Stage 2 to Stage 1		0
Stage 2 to Stage 3	0	0
Stage 3 To Stage 1	0
Stage 3 to Stage 2	(3)	0
Financial assets at end of period	0	5
Off-balance exposures | Consolidated Stages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets at beginning of period	1,367,399	35,810
Derecognition	0	0
Acquisition / (Settlements)	3,647,438	1,331,589
Financial assets at end of period	R$ 5,014,837	R$ 1,367,399